Lazard International Equity Portfolio
Lazard International Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Lazard International Equity Portfolio	Institutional Shares	Open Shares	R6 Shares
Redemption Fee (as a % of amount redeemed, on shares owned for 30 days or less)	1.00%	1.00%	1.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard International Equity Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.12%	0.14%	0.17%
Total Annual Portfolio Operating Expenses		0.87%	1.14%	0.92%
Fee Waiver and Expense Reimbursement	[1]	0.02%		0.12%
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	0.85%	1.14%	0.80%
[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2017, to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.15% and .80% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard International Equity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	87	276	480	1,071
Open Shares	116	362	628	1,386
R6 Shares	82	281	498	1,120

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $1.7 billion to $235.6 billion as of April 5, 2016) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk. The Portfolio invests in stocks believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The stocks in which the Portfolio invests may respond differently to market and other developments than other types of stocks.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Performance Bar Chart and Table Year-by-Year Total Returns for Institutional Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year over the past 10 calendar years. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Best Quarter: 6/30/09 21.90% Worst Quarter: 9/30/11 -17.77%

Average Annual Total Returns (for the periods ended December 31, 2015)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Lazard International Equity Portfolio	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Institutional Shares	1.62%	6.01%	4.40%	6.04%	Oct. 29, 1991
Open Shares	1.36%	5.71%	4.09%	4.76%	Jan. 23, 1997
R6 Shares				(4.10%)	Apr. 01, 2015
After Taxes on Distributions | Institutional Shares	1.64%	5.88%	4.15%	5.24%
After Taxes on Distributions and Sales | Institutional Shares	1.25%	4.92%	3.69%	4.92%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) (Institutional)	(0.81%)	3.60%	3.03%	5.09%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) (Open)	(0.81%)	3.60%	3.03%	4.54%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) (R6)	(0.81%)	3.60%	3.03%	(5.56%)